SUPPLEMENT DATED MAY 21, 2010
TO THE AUL AMERICAN UNIT TRUST
PROSPECTUS DATED MAY 1, 2010

1.)	Page 8 of the Prospectus is revised to add the following funds to the table.

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
American Century® Diversified Bond	A*	American Century® Investments	American Century® Investment Management
American Century® Diversified Bond	Investor	American Century® Investments	American Century® Investment Management
1) Please refer to the Fund prospectus for a description of the class designation.. * Load Waived

2.)           Page 11 of the Prospectus is revised to add the following funds to the table.

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
Compass EMP Alternative Asset	A*	Compass EMP Mutual Funds	Compass Efficient Model Portfolios, LLC
Compass EMP Alternative Asset	T	Compass EMP Mutual Funds	Compass Efficient Model Portfolios, LLC
Compass EMP Multi-Asset Balance	A*	Compass EMP Mutual Funds	Compass Efficient Model Portfolios, LLC
Compass EMP Multi-Asset Balance	T	Compass EMP Mutual Funds	Compass Efficient Model Portfolios, LLC
Compass EMP Multi-Asset Growth	A*	Compass EMP Mutual Funds	Compass Efficient Model Portfolios, LLC
Compass EMP Multi-Asset Growth	T	Compass EMP Mutual Funds	Compass Efficient Model Portfolios, LLC
DWS Large Cap Value	A*	DWS Value Series, Inc.	Deutsche Investment Management Americas, Inc.
DWS Large Cap Value	S	DWS Value Series, Inc.	Deutsche Investment Management Americas, Inc.
1) Please refer to the Fund prospectus for a description of the class designation. * Load Waived

3.)           Page 12 of the Prospectus is revised to add the following fund to the table.

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
Fidelity Advisers New Insights	A*	Fidelity® Adviser Funds	Fidelity® Research and Management Company
1) Please refer to the Fund prospectus for a description of the class designation. * Load Waived

4.)           Page 14 of the Prospectus is revised to add the following funds to the table.

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
Janus Forty Fund	A*	Janus Adviser Series	Janus Capital Management, Inc.
Janus Perkins Mid Cap Value	A*	Janus Adviser Series	Janus Capital Management, Inc.
MFS Massachusetts Investors Growth Stock	R2	MFS Massachusetts Investors Growth Stock Fund	Massachusetts Financial Services Company
MFS Massachusetts Investors Growth Stock	R3	MFS Massachusetts Investors Growth Stock Fund	Massachusetts Financial Services Company
MFS Utilities Fund	R2	MFS Utilities Fund	Massachusetts Financial Services Company
MFS Utilities Fund	R3	MFS Utilities Fund	Massachusetts Financial Services Company
1) Please refer to the Fund prospectus for a description of the class designation. * Load Waived

5.)           Page 15 of the Prospectus is revised to add the following funds to the table.

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
PIMCO Real Return	Administrative	PIMCO Funds	Pacific Investment Management Company LLC
PIMCO Real Return	Retirement	PIMCO Funds	Pacific Investment Management Company LLC
1) Please refer to the Fund prospectus for a description of the class designation.

6.)           Page 16 of the Prospectus is revised to add the following funds to the table.

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
Prudential Global Real Estate	A*	Prudential Funds	Prudential Investments LLC
Prudential Global Real Estate	Z	Prudential Funds	Prudential Investments LLC
Prudential High-Yield	A*	Prudential Funds	Prudential Investments LLC
Prudential High-Yield	Z	Prudential Funds	Prudential Investments LLC
Prudential Jennison 20/20 Focus	A*	Prudential Funds	Prudential Investments LLC
Prudential Jennison 20/20 Focus	Z	Prudential Funds	Prudential Investments LLC
1) Please refer to the Fund prospectus for a description of the class designation. * Load Waived

7.)           Page 17 of the Prospectus is revised to add the following funds to the table.

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
Thornburg Invest Income Builder Fund	R3	Thornburg Funds	Thornburg Investment Management, Inc.
Thornburg Invest Income Builder Fund	R5	Thornburg Funds	Thornburg Investment Management, Inc.
TIAA-CREF Bond Index	R	TIAA-CREF Funds	Teachers Advisers, Inc.
Vanguard VIF Small Com Growth	Insurance	Vanguard Variable Insurance Fund	Granahan Investment Management, Inc. & Vanguard Quantitative Equity Group
1) Please refer to the Fund prospectus for a description of the class designation.

8.)           Page 77 of the Prospectus is revised to add the following language:

Fund & Class Designation	Objective
American Century® Diversified Bond – Class A* & Investor	Seeks a high level of income by investing in non-money market debt securities.
* Load Waived

9.)           Page 79 of the Prospectus is revised to add the following language:

Fund & Class Designation	Objective
Compass EMP Alternative Asset – Class A* & T	Seeks to achieve long-term capital appreciation with current income as a secondary objective.
Compass EMP Multi-Asset Balance – Class A* & T	Seeks to achieve current income, with capital appreciation as a secondary objective.
Compass EMP Multi-Asset Growth – Class A* & T	Seeks to achieve long-term capital appreciation.
DWS Large Cap Value – Class A* & Class S	Seeks long-term capital appreciation, with current income as a secondary objective.
Fidelity Advisers New Insights – Class A*	Seeks capital appreciation.
* Load Waived

10.)           Page 80 of the Prospectus is revised to add the following language:

Fund & Class Designation	Objective
Janus Forty Fund – Class A*	Seeks long-term growth of capital.
Janus Perkins Mid Cap Value – Class A*	Seeks long-term growth of capital.
MFS Massachusetts Investors Growth Stock – Class R2 & R3	Seeks capital appreciation.
MFS Utilities – Class R2 & R3	Seeks total return.
* Load Waived

11.)           Page 81 of the Prospectus is revised to add the following language:

Fund & Class Designation	Objective
PIMCO Real Return – Class Administrative & Retirement	Seeks maximum current income and price appreciation.
Prudential Global Real Estate – Class A* & Z	Seeks capital appreciation and income.
Prudential High-Yield – Class A* & Z	Seeks to maximize current income, with capital appreciation as a secondary objective.
Prudential Jennison 20/20 Focus – Class A* & Z	Seeks long-term growth of capital.
* Load Waived

12.)           Page 82 of the Prospectus is revised to add the following language:

Fund & Class Designation	Objective
Thornburg Invest Income Builder Fund – Class R3 & R5	Seeks to provide a level of current income which exceeds the average yield on U.S. stocks, with long-term capital appreciation as the secondary objective.
TIAA-CREF Bond Index – Class R
Seeks a favorable long-term total return by primarily investing in a portfolio of fixed-income securities that is designed to produce a return that corresponds with the total return of the U.S. investment-grade bond market based on a broad bond index.

Vanguard VIF Small Com Growth – Insurance	Seeks long-term capital appreciation.

This supplement should be retained with the Prospectus for future reference.